FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 15 — FAIR VALUE MEASUREMENT

The following table presents financial assets and liabilities measured at fair value in the condensed consolidated statement of financial position in accordance with the fair value hierarchy. This hierarchy groups financial assets and liabilities into three levels based on the significance of inputs used in measuring the fair value of the financial assets and liabilities. The fair value hierarchy has the following levels:

Level 1:        quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:        inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3:        inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Level within which the financial asset or liability is classified is determined based on the lowest level of significant input to the fair value measurement. The financial assets and liabilities measured at fair value in the condensed consolidated statement of financial position are grouped into the fair value hierarchy as follows:

Consolidated 30 June 2018
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	262	—	262
Liabilities measured at fair value
Derivative commodity contracts	—	(28,288)	—	(28,288)
Derivative interest rate swaps	—	(434)	—	(434)
Net fair value	—	(28,460)	—	(28,460)

Consolidated 31 December 2017
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	606	—	606
Liabilities measured at fair value
Derivative commodity contracts	—	(9,346)	—	(9,346)
Net fair value	—	(8,740)	—	(8,740)

During the six months ended 30 June 2018 and 2017, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfer into or out of Level 3 fair value measurements.

Measurement of Fair Value

a)	Derivatives

The Company’s derivative instruments consist of commodity contracts (primarily swaps and collars) and interest rate swaps.  The Company utilises present value techniques and option-pricing models for valuing its derivatives. Inputs to these valuation techniques include published forward prices, volatilities, and credit risk considerations, including the incorporation of published interest rates and credit spreads. All of the significant inputs are observable, either directly or indirectly; therefore, the Company’s derivative instruments are included within the Level 2 fair value hierarchy.

b)           Credit Facilities

As at 30 June 2018, the Company had $250 million outstanding under its Term Loan, which approximates its fair value as its variable interest rate is tied to current market rates and the applicable margin of 8% approximates market rates.

c)           Other Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short-term nature.